Other Receivables and Other Current Assets, Net - Schedule of Allowance for Credit Loss for Other Receivables and Other Current Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Allowance for Credit Loss for Other Receivables and Other Current Assets [Abstract]
Beginning balance	$ 51,739	$ 52,000
Exchange rate difference	2,691	261
Ending balance	$ 54,430	$ 51,739